Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 385,888	kr 367,723
Fair value of financial liabilities	358,021	339,240
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	340,512	318,900
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	9,850	13,187
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	36,289	41,975
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	6,242	10,820
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	30,047	31,155
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	26,439
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	26,439
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	9,850
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	6,242
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,608
Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	85,515	82,496
Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	20,092	23,708
Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	65,354	58,685
Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	69	103
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Fair value of financial assets	11,209	15,048
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	11,209
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	1,255
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	9,954
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Fair value of financial assets	65,708	57,144
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	65,708
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	18,837
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	46,871
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial assets	8,598	kr 10,304
Derivatives | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	8,598
Derivatives | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	8,529
Derivatives | Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 69